Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio	Apr. 29, 2024
Select Communication Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	56.85%
Past 5 years	15.05%
Past 10 years	9.80%
Select Communication Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	56.85%
Past 5 years	12.73%
Past 10 years	7.61%
Select Communication Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	33.66%
Past 5 years	11.42%
Past 10 years	7.25%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1522
Average Annual Return:
Past 1 year	44.41%
Past 5 years	10.70%
Past 10 years	7.40%